LONG TERM DEBT	12 Months Ended
Dec. 31, 2022
LONG TERM DEBT
LONG TERM DEBT

15— LONG TERM DEBT

15-1     Long-term debt:

	December 31,
	2022	2021
France term loan	4,593	4,848
Japanese term loan	558	786
Germany term loan	28	111
USA term loan	—	—
Korea term loan	8	11
Malaysia term loan	—	3
Total long term debt	5,188	5,759
Less current portion	(1,601)	(830)
Total long-term portion	3,587	4,930

As of December 31, 2022 and 2021, long-term debt in Japan consists of two loans in denominated in Yen and subscribed with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly installment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly installment

As of December 31, 2022 and 2021, long-term debt in Germany consists of one loan in Euro with the following terms :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly installment

This loan was pledged against an HIFU equipment with a purchase value of €438 thousand.

As of December 31, 2022, long-term debt in France consists of three loans in Euro subscribed in 2020 which terms and maturity were amended and a new loan in Euro subscribed in 2021 with the following terms:

	Drown			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

This loan is pledged against the Company’s cash in USD for an amount equal to the countervalue of the loan in USD. This loan constitutes a complete financial package of €1,530,000, of which €1,066,081 were drawn at the end of December 2022 to finance HIFU treatment probes.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

This loan is a COVID-related loan guaranteed by the French government entered into in 2020 with an initial one-year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

This loan, in Euro, is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly installment

This loan is related to the acquisition of computer servers.

As of December 31, 2021, long-term debt in France consists of a loan in Euro to finance the ERP project and three loans in Euro subscribed in 2020 with the following terms:

	Drown			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	780,457	April 1, 2025	0.99%	Monthly installment

This loan is pledged against the Company’s cash in USD for an amount equal to the countervalue of the loan in USD. This loan constitutes a complete financial package of €1,530,000, of which €780,457 was drawn at the end of December to finance HIFU treatment probes.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

This loan is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

This loan is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly instalment

This loan is related to the acquisition of computer servers.

As of December 31, 2021, long-term debt in Malaysia consisted of a loan in Ringgit with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly installment

A long-term debt in the USA which consisted of a loan denominated in USD with the following terms and related to the U.S. Paycheck Protection Program was forgiven in 2021:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED INC	221,217	May 14, 2022	1%	Monthly installment

15-2     Financial instruments carried at fair value:

As of December 31, 2022, there are no warrants outstanding.

Refer to Note 26 for more details on the fair value of other Financial Instruments.

15-3     Long-term debt maturity:

Long-term debt carried at amortized cost at December 31, 2022 matures as follows:

2023	1,601
2024	1,570
2025	1,335
2026	682
2027	—
2028 and thereafter	—
Total	5,188